                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07263

Morgan Stanley Hawaii Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Hawaii Municipal Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended November 30, 2003

Total Return for the 12 months ended November 30, 2003.

Hawaii Municipal Trust	Lehman Municipal Index[1]	Lipper Hawaii Municipal Debt Funds Average[2]
7.25%	6.65%	6.09%

The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Overview

Over the past 12 months the U.S. economy shifted from weak to accelerating growth culminating in 8.2 percent GDP growth in the third quarter of 2003. One of the most closely watched economic indicators, employment strength, was in negative territory for much of the period but began to improve during the fall. Repeated comments from government and private sector economists suggested that the U.S. economy might experience deflation. The Federal Reserve Board attempted to allay this concern and keep the economy moving forward by cutting the federal funds target rate twice to a level of 1.0 percent.

The changing economic climate had an effect on the municipal bond market, while yields on intermediate- and long-term bonds ended the period roughly where they began. The 12-month period can be divided into two distinct market environments. The first of these, which lasted from October 2002 to mid-June 2003, saw municipal yields fall by some 75 basis points to levels not seen since the late 1960s. Plummeting yields led to a surge in issuance as municipalities moved to lock in low financing rates and, in the case of older bonds, take advantage of low refinancing costs. Record levels of supply met with strong demand by investors in search of tax-exempt income to offset low money market rates. Also, the relatively attractive yields of municipal bonds versus Treasuries created demand from institutional taxable investors who "crossed-over" to purchase municipals. At the same time, ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal issues.

The municipal market reversed abruptly in mid-June. Yields began to climb from their lows as investors shifted their attention to the improving equity market. At the same time, participation from cross-over investors evaporated as taxable yields rose faster than those of tax-exempts. Issuance remained strong through July, but slowed over the last four months as yields rose. Overall, these forces combined to push municipal-bond yields above their historic lows to levels near where they began.

Performance Analysis

During the fiscal year, Morgan Stanley Hawaii Municipal Trust's net asset value increased from $10.33 per share to $10.64 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.43 per share, the Fund's total return was 7.25 percent. The Fund's positive performance was aided by our investment strategy. With interest rates at or near multi-decade lows, we have become increasingly cautious. As a result, we established a hedge position by selling Treasury futures that reduced the portfolio's duration (a measure of interest rate sensitivity) from 7.8 to 6.5 years. This hedge initially caused performance to lag as interest rates fell through June. However, it ultimately benefited total return, as it protected the portfolio from the adverse effects of rising interest rates from June through the end of the period. The portfolio's defensive characteristics also included high credit quality and a mix of issues weighted toward premium coupon bonds priced to their respective call (optional redemption) dates. Nearly 85 percent of the Fund's bonds were rated AAA as measured by Standard & Poor's or Moody's Investors Service at the end of the period. The Fund's net assets of $14 million were diversified across 26 credits in 12 long-term sectors.

LARGEST SECTORS
General Obligation	27.1%
Transportation	17.0
Mortgage	10.8
Education	6.5
IDR/PCR*	6.4

CREDIT ANALYSIS
Aaa/AAA	84.1%
Aa/AA	1.7
A/A	8.5
Baa/BBB	5.7

* Industrial Development/Pollution Control Revenue.
Subject to change daily. Largest Sectors is as a percentage of net assets, and Credit Analysis is a percentage of total long-term investments. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund will normally invest at least 80 percent of its assets in securities that pay interest normally exempt from federal and Hawaii state income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in investment grade, municipal obligations of issuers in Hawaii and obligations of U.S. Governmental territories such as Puerto Rico. Municipal obligations are bonds, notes or commercial paper issued by state and local governments. Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

2.	The Fund will invest in municipal obligations rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Fund's portfolio securities.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity

(% of Long-Term Portfolio) As of 11/30/03

Weighted Average Maturity: 18 Years

Portfolio structure is subject to change.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of 11/30/03

Years Bonds Callable—Weighted Average Call Protection: 7 Years

Cost (Book) Yield(a)—Weighted Average Book Yield: 5.2%

(a)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 5.7% on 7% of the long-term portfolio that is callable in 2004.
Portfolio structure is subject to change.

Performance Summary

Performance of a $10,000 Investment

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Total Returns — Period Ended November 30, 2003

	(since 06/16/95)
Symbol	DWHIX
1 Year	7.25%	[3]
	4.04	[4]
5 Years	5.05	[3]
	4.42	[4]
Since Inception	5.91	[3]
	5.53	[4]

Notes on Performance

(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Hawaii Municipal Debt Funds Average tracks the performance of all funds in the Lipper Hawaii Municipal Debt Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Closing value including the deduction of a 3% front-end sales charge, assuming a complete redemption on November 30, 2003.
*	Since 6/30/95.

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments November 30, 2003

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Hawaii Tax-Exempt Municipal Bonds* (91.2%) General Obligation (27.1%)
	Hawaii,
$500	Ser 2001 CV (FGIC)	5.375%		08/01/18	$552,390
500	Ser 2002 CY (FSA)	5.75		02/01/15	584,845
150	Hawaii County, Ser 2001 A (FGIC)	5.00		07/15/19	158,199
	Honolulu City & County,
500	Ser 2001 A (FSA)	5.125		09/01/21	523,875
500	ROLS–RR–11R–237–1 (MBIA)	9.24	‡	03/01/24	551,180
	Maui County,
200	Ser 2001 A (FGIC)	5.00		03/01/21	207,060
300	Ser 2002 A (MBIA)	5.25		03/01/18	324,927
400	Ser 2002 B (MBIA)	5.375		09/01/13	451,560
300	Puerto Rico, Public Improvement Refg Ser 2001 A (MBIA)	5.50		07/01/21	344,703
3,350					3,698,739
	Educational Facilities Revenue (6.5%)
500	University of Hawaii, Refg Ser 2001 B (FSA)	5.25		10/01/17	548,740
300	University of Puerto Rico, Ser O (MBIA)	5.75		06/01/19	341,601
800					890,341
	Electric Revenue (3.4%)
	Puerto Rico Electric Power Authority,
300	Power Ser DD (FSA)	4.50		07/01/19	305,904
150	Power Ser X	5.50		07/01/25	154,455
450					460,359
	Hospital Revenue (6.0%)
	Hawaii Department of Budget & Finance,
200	Kapiolani Health Care Ser 1996	6.25		07/01/21	206,370
100	Queens Health 1996 Ser A	5.875		07/01/11	106,412
500	Wilcox Memorial Hospital Ser 1998	5.35		07/01/18	502,040
800					814,822
	Industrial Development/Pollution Control Revenue (6.4%)
	Hawaii Department of Budget & Finance,
500	Hawaiian Electric Co Ser 1999 B (AMT) (Ambac)	5.75		12/01/18	551,530
200	Hawaiian Electric Co Ser 1996 A (AMT) (MBIA)	6.20		05/01/26	220,012
100	Hawaiian Electric Co Ser 1995 A (AMT) (MBIA)	6.60		01/01/25	106,077
800					877,619

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments November 30, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Mortgage Revenue – Multi-Family (8.5%)
$125	Hawaii Housing Finance & Development Corporation, University of Hawaii Faculty Ser 1995 (Ambac)	5.65%		10/01/16	$135,195
500	Honolulu City & County, Smith-Beretania FHA Insured Ser 2002 A	5.45		01/01/25	501,190
500	Honolulu, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT)	6.90		06/20/35	519,990
1,125					1,156,375
	Mortgage Revenue – Single Family (2.3%)
300	Hawaii Housing Finance & Development Corporation, Purchase
	1994 Ser B (MBIA)	5.90		07/01/27	313,485
	Public Facilities Revenue (1.9%)
250	Hawaii, Kapolei State Office Building 1998 Ser A COPs (Ambac)	5.00		05/01/18	264,470
	Transportation Facilities Revenue (17.0%)
500	Guam International Airport Authority, 2003 Ser A (MBIA)	5.25		10/01/23	531,775
	Hawaii,
200	Airports Refg Ser 2001 (AMT) (FGIC)	5.25		07/01/21	206,754
200	Harbor Ser 1997 (AMT) (MBIA)	5.75		07/01/17	220,204
500	Highway Ser 2000 (FSA)	5.375		07/01/18	552,110
300	Highway Ser 2001 (FSA)	5.375		07/01/20	327,897
500	Puerto Rico Highway & Transportation Authority, Ser 1998 A #	4.75		07/01/38	481,495
2,200					2,320,235
	Water & Sewer Revenue (5.9%)
300	Honolulu Board of Water Supply, Ser 2001 (FSA)	5.125		07/01/21	314,073
	Honolulu City and County,
200	Wastewater Jr Ser 1998 (FGIC)	5.25		07/01/17	218,742
250	Wastewater Sr Ser 2001 (Ambac)	5.50		07/01/18	279,432
750					812,247
	Other Revenue (2.3%)
300	Hawaiian Department of Home Lands, Refg Ser 1999	4.45		07/01/11	311,532
	Refunded (3.9%)
500	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375		10/01/24	540,060
11,625	Total Hawaii Tax-Exempt Municipal Bonds (Cost $11,782,587)				12,460,284
	Short-Term Hawaii Tax-Exempt Municipal Obligation (3.6%)
500	Puerto Rico Government Development Bank, Refg Ser 1985 (MBIA) (Demand 12/01/03) (Cost $500,000)	1.01	**	12/01/15	500,000

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments November 30, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
$12,125	Total Investments (Cost $12,282,587) (a) (b)	94.8%	$12,960,284
	Other Assets in Excess of Liabilities	5.2	705,381
	Net Assets	100.0%	$13,665,665

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
ROLS	Reset Option Longs.
*	Puerto Rico issues represent 20% of net assets.
**	Current coupon of variable rate demand obligation.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $551,180 which represents 4.0% of net assets.
#	This security has been physically segregated in connection with open futures contracts.
(a)	Securities have been designated as collateral in an amount equal to $3,421,743 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes is $12,282,004. The aggregate gross and net unrealized appreciation is $678,280.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at November 30, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
15	Short	U.S. Treasury Note 5 Yr March 2004	$(1,665,625)	$ 9,759
20	Short	U.S. Treasury Note 10 Yr March 2004	(2,217,813)	19,945
Total unrealized appreciation				$29,704

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Investments in securities, at value (cost $12,282,587)	$12,960,284
Cash	488,711
Receivable for:
Interest	224,385
Variation margin	22,812
Receivable from affiliate	6,563
Prepaid expenses	4,863
Total Assets	13,707,618
Liabilities:
Payable for:
Dividends to shareholders	4,564
Distribution fee	2,232
Accrued expenses	35,157
Total Liabilities	41,953
Net Assets	$13,665,665
Composition of Net Assets:
Paid-in-capital	$12,973,243
Net unrealized appreciation	707,401
Accumulated undistributed net investment income	3,614
Accumulated net realized loss	(18,593)
Net Assets	$13,665,665
Net Asset Value Per Share, 1,284,551 shares outstanding (unlimited shares authorized of $.01 par value)	$10.64
Maximum Offering Price Per Share, (net asset value plus 3.09% of net asset value)	$10.97

Statement of Operations

For the year ended November 30, 2003

Net Investment Income:
Interest Income	$603,832
Expenses
Investment management fee	45,817
Professional fees	45,153
Shareholder reports and notices	33,148
Distribution fee	25,695
Trustees' fees and expenses	10,679
Transfer agent fees and expenses	4,725
Custodian fees	1,487
Other	8,591
Total Expenses	175,295
Less: amounts waived/reimbursed	(102,145)
Less: expense offset	(1,387)
Net Expenses	71,763
Net Investment Income	532,069
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	80,537
Futures contracts	(58,003)
Net Realized Gain	22,534
Net Change in Unrealized Appreciation on:
Investments	319,800
Futures contracts	29,704
Net Appreciation	349,504
Net Gain	372,038
Net Increase	$904,107

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED NOVEMBER 30, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$532,069	$469,652
Net realized gain	22,534	33,352
Net change in unrealized appreciation	349,504	138,031
Net Increase	904,107	641,035
Dividends to shareholders from net investment income	(529,984)	(468,484)
Net increase from transactions in shares of beneficial interest	781,828	1,851,886
Net Increase	1,155,951	2,024,437
Net Assets:
Beginning of period	12,509,714	10,485,277
End of Period (Including accumulated undistributed net investment income of $3,614 and $1,530, respectively)	$13,665,665	$12,509,714

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements November 30, 2003

1.   Organization and Accounting Policies

Morgan Stanley Hawaii Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements November 30, 2003 continued

D.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

For the year ended November 30, 2003 and through December 31, 2004, the Investment Manager has agreed to assume all operating expenses to the extent that such expenses on an annualized basis exceed 0.55% of the daily net assets of the Fund. At November 30, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 2003, the distribution fee was accrued at the annual rate of 0.20%.

The Distributor has informed the Fund that for the year ended November 30, 2003, it received approximately $67,898 in commissions from the sale of shares of the Fund's beneficial interest. Such commissions are deducted from the proceeds of the sales of the Fund's shares and are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2003 aggregated $3,133,510 and $1,806,427, respectively. Included in the aforementioned transactions are purchases of $527,120 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $100.

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements November 30, 2003 continued

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002
Tax-exempt income	$529,368	$466,997

As of November 30, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$7,595
Undistributed long-term gains	11,111
Net accumulated earnings	18,706
Temporary differences	(4,564)
Net unrealized appreciation	678,280
Total accumulated earnings	$692,422

During the year ended November 30, 2003, the Fund utilized its net capital loss carryforward of approximately $41,000.

As of November 30, 2003, the Fund had temporary book/tax differences attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

6.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements November 30, 2003 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED NOVEMBER 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	238,784	$2,514,558	412,371	$4,272,006
Reinvestment of dividends	21,164	222,845	18,464	189,521
	259,948	2,737,403	430,835	4,461,527
Redeemed	(186,054)	(1,955,575)	(251,032)	(2,609,641)
Net increase	73,894	$781,828	179,803	$1,851,886

8.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

9.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Hawaii Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED NOVEMBER 30,
	2003	2002	2001	2000	1999
Selected Per Share Data:
Net asset value, beginning of period	$10.33	$10.17	$9.78	$9.47	$10.41
Income (loss) from investments operations:
Net investment income	0.43	0.43	0.44	0.45	0.46
Net realized and unrealized gain (loss)	0.31	0.16	0.39	0.31	(0.88)
Total income (loss) from investment operations	0.74	0.59	0.83	0.76	(0.42)
Less dividends and distributions from:
Net investment income	(0.43)	(0.43)	(0.44)	(0.45)	(0.46)
Net realized gain	—	—	—	—	(0.06)
Total dividends and distributions	(0.43)	(0.43)	(0.44)	(0.45)	(0.52)
Net asset value, end of period	$10.64	$10.33	$10.17	$9.78	$9.47
Total Return†	7.25%	5.92%	8.62%	8.26%	(4.20)%
Ratios to Average Net Assets(1):
Expenses	0.56%	0.56%	0.56%	0.56%	0.52%
Net investment income	4.06%	4.20%	4.33%	4.70%	4.54%
Supplemental Data:
Net assets, end of period, in thousands	$13,666	$12,510	$10,485	$7,198	$7,257
Portfolio turnover rate	15%	13%	12%	19%	18%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	If the Investment Manager had not assumed expenses and waived its investment management fee, the expense and net investment income ratios would have been as follows, which do not reflect the effect of expense offsets as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO	EXPENSE OFFSET
November 30, 2003	1.34%	3.28%	0.01%
November 30, 2002	1.60	3.16	0.01
November 30, 2001	1.85	3.04	0.01
November 30, 2000	2.37	2.89	0.01
November 30, 1999	2.45	2.61	0.01

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Hawaii Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Hawaii Municipal Trust (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Hawaii Municipal Trust as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 16, 2004

2003 Federal Tax Notice (unaudited)

For the year ended November 30, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Hawaii Municipal Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Hawaii Municipal Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Hawaii Municipal Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Hawaii Municipal Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Hawaii Municipal Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37875RPT-00-13314A04-OP-1/04	MORGAN STANLEY FUNDS
Morgan Stanley Hawaii Municipal Trust Annual Report November 30, 2003

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Hawaii Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
     "Funds" and each, a "Fund") applies to each Fund's Principal Executive
     Officer, President, Principal Financial Officer and Treasurer (or
     persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

     o   honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o   full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o   compliance with applicable laws and governmental rules and regulations;

     o   prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o   accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
    INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may

                                       4

not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       5

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       6

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

------------
(1)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       8

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------------

Date: _________________________

                                       9

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       10

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       11

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Hawaii
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       12

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       13

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Hawaii
     Municipal Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       14

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       15

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Hawaii Municipal Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                            /s/ Ronald E. Robison
                                                  ------------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Hawaii Municipal Trust and will be retained by Morgan
Stanley Hawaii Municipal Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Hawaii Municipal Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                           /s/ Francis Smith
                                                 -------------------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Hawaii Municipal Trust and will be retained by Morgan
Stanley Hawaii Municipal Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       17